Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Trade receivables	$ 2,995	$ 2,639
Unbilled revenues	$ 1,650	$ 1,111